Pension Schemes - Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
At start of year	£ (624)
Service cost	(24)	£ (24)	£ (24)
Net interest on net defined benefit obligation	(9)	(10)	(12)
Settlement and past service credits/(cost)	0	13	13
Return on assets excluding amounts included in interest income	279	426	470
Actuarial gain/(loss) arising from experience assumptions	(153)	47	17
Contributions by employer	67	70
Actuarial (losses)/gains	319	(118)	(124)
Exchange translation differences	0	(1)
At end of year	(269)	(624)
Net defined benefit obligation, at the start of the year	(577)	(507)
Net pension obligation	(224)	(577)
Impact of asset ceiling	(45)	(47)
UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(592)
Service cost	(21)	(21)	(21)
Net interest on net defined benefit obligation	(8)	(9)	(9)
Settlement and past service credits/(cost)	0	0	8
Contributions by employer	61	63
Actuarial (losses)/gains	321	(141)
Exchange translation differences	0	0
At end of year	(242)	(592)
Net defined benefit obligation, at the start of the year	(592)	(484)
Net pension obligation	(239)	(592)
Impact of asset ceiling	(3)	0
US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(32)
Service cost	(3)	(3)	(3)
Net interest on net defined benefit obligation	(1)	(1)	(3)
Settlement and past service credits/(cost)	0	13	5
Contributions by employer	6	7
Actuarial (losses)/gains	(2)	23
Exchange translation differences	0	(1)
At end of year	(27)	(32)
Net defined benefit obligation, at the start of the year	15	(23)
Net pension obligation	15	15
Impact of asset ceiling	(42)	(47)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(5,730)	(5,269)
Service cost	(24)	(24)
Past service credits	0	13
Net interest on net defined benefit obligation	(92)	(116)
Actuarial loss on financial assumptions	193	(591)
Actuarial gain/(loss) arising from experience assumptions	(153)	47
Contributions by employees	(9)	(8)
Benefits paid	202	185
Exchange translation differences	(8)	33
At end of year	(5,621)	(5,730)	(5,269)
Present value of defined benefit obligation [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(4,668)	(4,251)
Service cost	(21)	(21)
Past service credits	0	0
Net interest on net defined benefit obligation	(67)	(85)
Actuarial loss on financial assumptions	155	(492)
Actuarial gain/(loss) arising from experience assumptions	(152)	60
Contributions by employees	(9)	(8)
Benefits paid	133	129
Exchange translation differences	0	0
At end of year	(4,629)	(4,668)	(4,251)
Present value of defined benefit obligation [member] | US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(1,062)	(1,018)
Service cost	(3)	(3)
Past service credits	0	13
Net interest on net defined benefit obligation	(25)	(31)
Actuarial loss on financial assumptions	38	(99)
Actuarial gain/(loss) arising from experience assumptions	(1)	(13)
Contributions by employees	0	0
Benefits paid	69	56
Exchange translation differences	(8)	33
At end of year	(992)	(1,062)	(1,018)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	5,153	4,762
Net interest on net defined benefit obligation	83	106
Return on assets excluding amounts included in interest income	279	426
Contributions by employer	67	70
Contributions by employees	9	8
Benefits paid	(202)	(185)
Exchange translation differences	8	(34)
At end of year	5,397	5,153	4,762
Fair value of scheme assets [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	4,076	3,767
Net interest on net defined benefit obligation	59	76
Return on assets excluding amounts included in interest income	318	291
Contributions by employer	61	63
Contributions by employees	9	8
Benefits paid	(133)	(129)
Exchange translation differences	0	0
At end of year	4,390	4,076	3,767
Fair value of scheme assets [member] | US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	1,077	995
Net interest on net defined benefit obligation	24	30
Return on assets excluding amounts included in interest income	(39)	135
Contributions by employer	6	7
Contributions by employees	0	0
Benefits paid	(69)	(56)
Exchange translation differences	8	(34)
At end of year	£ 1,007	£ 1,077	£ 995